Redeemable Noncontrolling Interest	6 Months Ended
Jun. 30, 2023
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
Note 9 – Redeemable Noncontrolling Interest
The redeemable noncontrolling interest represents the Legacy Owners’ 42.9% economic interest in Atlas Operating through ownership of Operating Units. In addition, the Legacy Owners own all of the Company’s non-economic
Class B common stock. Each share of Class B common stock entitles its holder to one vote on all matters to be voted on by our stockholders, generally, but confers no economic rights to dividends or distributions upon a liquidation or winding up of Atlas Inc. As discussed in Note 1 -
Business and Organization
, following the IPO:

•
Each holder of Operating Units following the Reorganization, other than Atlas Inc. and its subsidiaries, received a number of shares of Class B common stock equal to the number of Operating Units held by such holder following the IPO;

•
Atlas Inc. contributed, directly or indirectly, the net proceeds of the IPO to Atlas Operating in exchange for an additional number of Operating Units such that Atlas Inc. holds, directly or indirectly, a total number of Operating Units equal to the number of shares of Class A common stock outstanding following the IPO; and

•
Following the IPO, under the Atlas Operating LLCA, the holders of Operating Units, other than Atlas Inc., will, subject to certain limitations, have the right (the “Redemption Right”) to cause Atlas Operating to acquire all or a portion of their Operating Units for, at Atlas Operating’s election, (i) shares of Atlas Inc.’s Class A common stock at a redemption ratio of one share of Class A common stock for each Operating Unit redeemed, subject to conversion rate adjustments for stock splits, stock dividends, reclassification and other similar transactions, or (ii) an equivalent amount of cash. The Company will determine whether to issue shares of Class A common stock or cash based on facts in existence at the time of the decision, which are expected to include the relative value of the Class A common stock (including the trading prices for the Class A common stock at the time), the cash purchase price, the availability of other sources of liquidity (such as an issuance of preferred stock) to acquire the Operating Units and alternative uses for such cash. Alternatively, upon the exercise of the Redemption Right, Atlas Inc. (instead of Atlas Operating) will have the right (the “Call Right”) to, for administrative convenience, acquire each tendered Operating Unit directly from the redeeming holder for, at Atlas Inc.’s election, (x) one share of Class A common stock, subject to conversion rate adjustments for stock splits, stock dividends, reclassification and other similar transactions, or (y) an equivalent amount of cash. In connection with any redemption of Operating Units pursuant to the Redemption Right or the Call Right, a corresponding number of shares of such holder’s Class B common stock will be cancelled.

The
Legacy Owners’ 42.9% economic interest in Atlas Operating through ownership of Operating Units is classified as redeemable noncontrolling interest on the condensed consolidated balance sheets as, pursuant to the Atlas Operating LLC Agreement, holders of Operating Units have the right to cause Atlas Operating to acquire all or a portion of their Operating Units for, at Atlas Operating’s election, (i) shares of Atlas Inc.’s Class A common stock at a redemption ratio of one share of Class A common stock for each Operating Unit redeemed, subject to conversion rate adjustments for stock splits, stock dividends, reclassification and other similar transactions, or (ii) an equivalent amount of cash. Certain holders of the Class B common stock are participants in a stockholders’ agreement among holders of a majority of the voting stock of the Company, which allows Mr. Brigham or his affiliates to designate the members of the Board, including those directors that determine whether Atlas Operating will elect to make a cash payment upon an Operating Unit holder’s exercise of its Redemption Right.

The redeemable noncontrolling interest is recognized at the higher of (1) its initial fair value plus accumulated earnings associated with the noncontrolling interest or (2) the redemption value as of the balance sheet date. From the date of the IPO through June 30, 2023, we recorded adjustments to the value of our redeemable noncontrolling interest as presented in the table below:

Redeemable Noncontrolling Interest
Balance at March 13, 2023 (1)	$771,345
Net income attribution post-IPO	39,303
$0.15/unit distribution to Atlas Sand Operating, LLC unitholders	(6,428)
Other distributions to redeemable non-controlling interest unitholders	(1,777)

Balance at June 30, 2023	$802,443

(1)	Based on the Operating Units held by the Legacy Owners who also hold 42,852,499 shares of Class B common stock and a Class A common stock price of $18.00 on the date on which we consummated the IPO.